Annual Fund Operating Expenses - Invesco SP SmallCap 600 QVM Multi-factor ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.15%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.